Assets under construction (Tables)	12 Months Ended
Jun. 30, 2019
Assets under construction
Schedule of assets under construction

	Property plant and equipment under construction	Other intangible assets under development	Exploration and evaluation assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm

Balance as at 30 June 2018	163 783	1 125	453	165 361
Additions	52 786	289	67	53 142
to sustain existing operations	21 739	245	—	21 984
to expand operations	31 047	44	67	31 158
Net reclassification from/(to) other assets	(93)	—	323	230
Finance costs capitalised	6 942	—	—	6 942
Net impairment of assets under construction	(3 973)	—	(34)	(4 007)
Reclassification to disposal groups held for sale	(153)	—	—	(153)
Projects capitalised	(96 084)	(816)	—	(96 900)
Translation of foreign operations	3 971	29	1	4 001
Disposals and scrapping*	(852)	—	—	(852)

Balance at 30 June 2019	126 327	627	810	127 764

*   Determining as to whether, and how much, cost incurred on a project is abnormal and needs to be scrapped, involves judgement.  The factors considered by management include the scale and complexity of the project, the technology being applied and input from experts.

	Property plant and equipment under construction	Other intangible assets under development	Exploration and evaluation assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm

Balance as at 30 June 2017	129 124	1 245	365	130 734
Additions	51 871	321	614	52 806
to sustain existing operations	18 889	238	—	19 127
to expand operations	32 982	83	614	33 679
Net reclassification from/(to) other assets	42	(33)	—	9
Finance costs capitalised	3 568	—	—	3 568
Net impairment of assets under construction	(1 478)	—	(312)	(1 790)
Reduction in rehabilitation provision capitalised (note 31)	(341)	—	(131)	(472)
Projects capitalised	(25 315)	(454)	—	(25 769)
Translation of foreign operations	7 464	46	(35)	7 475
Disposals and scrapping	(1 152)	—	(48)	(1 200)

Balance at 30 June 2018	163 783	1 125	453	165 361

	2019	2018
for the year ended 30 June	Rm	Rm

Business segmentation
 Mining	2 268	2 095
 Exploration and Production International	7 426	6 457
 Energy	7 698	5 993
 Base Chemicals	60 927	75 648
 Performance Chemicals	48 764	74 595
 Group Functions	681	573

Total operations	127 764	165 361

	2019	2018	2017
for the year ended at 30 June	Rm	Rm	Rm

Additions to assets under construction (cash flow)
Current year additions	53 142	52 806	60 312
Adjustments for non-cash items	1 410	(171)	(420)

cash flow hedge accounting	—	1	(2)
movement in environmental provisions capitalised	(537)	(172)	(418)
movement in long-term debt	(13)	—	—
LCCP investment incentives	1 960	—	—

Per the statement of cash flows*	54 552	52 635	59 892

Schedule of capital expenditure for assets under construction

	2019	2018
	Rm	Rm

Capital expenditure
Projects to sustain operations comprise of:
Secunda Synfuels Operations	10 315	8 608
Shutdown and major statutory maintenance	4 825	3 775
Renewals	1 880	1 481
Oxygen train 17 (Outside Battery Limits portion)	90	417
Sixth fine ash dam (environmental)	1 417	1 353
Volatile organic compounds abatement programme (environmental)	141	137
Coal tar filtration east project (safety)	329	294
Other environmental related expenditure	170	133
Other safety related expenditure	556	362
Other sustain	907	656
Mining (Secunda and Sasolburg)	2 894	3 720
Shondoni Colliery to maintain Middelbult Colliery operation	80	318
Impumelelo Colliery to maintain Brandspruit Colliery operation	157	258
Acquisition of mineral rights	—	650
Refurbishment of equipment	674	867
Mine geographical expansion	605	449
Other safety related expenditure	355	196
Other sustain	1 023	982
Other (in various locations)	8 758	6 797
Expenditure related to environmental obligations	590	476
Expenditure incurred relating to safety regulations	283	409
Other sustain	7 885	5 912

Capital expenditure cash flow*	21 967	19 125

*   Excludes finance costs capitalised to assets under construction.

			2019	2018
			Rm	Rm

Capital expenditure
Projects to expand operations comprise of:	Project location	Business segment
Lake Charles Chemicals Project	United States	Base and Performance Chemicals	30 289	30 100
China Ethoxylation plant	China	Performance Chemicals	489	398
Canadian shale gas asset	Canada	Exploration and Production International	141	101
High-density polyethylene plant	United States	Base Chemicals	—	265
Mozambique exploration and development	Mozambique	Exploration and Production International	221	1 002
Other projects to expand operations	Various	Various	1 445	1 644

Capital expenditure cash flow*			32 585	33 510

*Excludes finance costs capitalised to assets under construction.